Summary of significant accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Summary Of Significant Accounting Policies [Line Items]
Insurance claim receivables, related party receivables, value-added tax and other tax receivables	$ 16,809
Value added tax and other tax receivable		$ 16,215
Tangible asset impairment charges	18,950	17,564	$ 7,697
Accounts payable for outsourcing	4,014	2,117
Sale of properties, equipment and restaurant businesses	8,184	107,867	71,712
Company-operated restaurants
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	120,839	130,277	117,250
Franchised operations
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 43,940	$ 46,536	$ 36,374
Internal Used Software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum | Building
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	12 years
Accounting Standards Update 2016-02 | Subsequent Event | Minimum
Summary Of Significant Accounting Policies [Line Items]
Right-of-use asset				$ 860,000
Lease liabilities				860,000
Accounting Standards Update 2016-02 | Subsequent Event | Maximum
Summary Of Significant Accounting Policies [Line Items]
Right-of-use asset				920,000
Lease liabilities				$ 920,000